Cover	12 Months Ended
Mar. 29, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	HAEMONETICS CORPORATION
Entity Central Index Key	0000313143